Condensed Financial Information of New Borun (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses:
General and administrative	$ (7,739,047)	¥ (50,254,277)	¥ (43,421,610)	¥ (41,645,512)
Loss from operations	33,461,986	217,288,750	212,136,582	198,934,724
Other income:
Interest income	1,954,891	12,694,278	2,707,003	3,850,272
Income before income tax expenses	26,457,774	171,806,198	105,614,198	106,678,342
Income tax expenses	6,614,443	42,951,549	26,403,549	27,150,033
Net income attributable to ordinary shareholders	19,843,331	128,854,649	79,210,649	79,528,309
New Borun
Operating expenses:
General and administrative				(5,188)
Loss from operations				(5,188)
Other income:
Equity in earnings of subsidiaries	19,843,330	128,854,649	79,210,649	79,533,497
Income before income tax expenses	19,843,330	128,854,649	79,210,649	79,528,309
Net income attributable to ordinary shareholders	$ 19,843,330	¥ 128,854,649	¥ 79,210,649	¥ 79,528,309